OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Other Current Assets Tables
Schedule of Other Current Assets

Other current assets consist of the following:

	September 30, 2012	December 31, 2011
Prepaid consulting	$449,225	$95,962
Deposits with vendors (Note 15)	331,702	300,503
Prepaid insurance	40,941	52,611
Prepaid guaranty costs	20,575	46,984
Deferred offering costs	8,398	-0-
Other prepaid costs	998	-0-
TOTAL OTHER CURRENT ASSETS	$851,839	$496,060